Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 customers
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of significant customers	5
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Mobile equipment & other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years